Leases - Schedule of Maturities for Operating Lease Liabilities (Details)	Dec. 31, 2022 USD ($)
Schedule of Maturities for Operating Lease Liabilities [Abstract]
2023	$ 1,597,286
2024	1,200,535
2025	1,337,565
2026	1,245,880
2027	664,469
Total lease payments	6,045,735
Less: imputed interest	(575,204)
Total operating lease liabilities, net of interest	$ 5,470,531